Janus Investment Fund
Janus Henderson Global Technology and Innovation Fund
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Global Technology and Innovation Fund (the “Fund”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Fund from diversified to nondiversified, and eliminating a related fundamental investment restriction, and approved modifying the Fund’s fundamental concentration policy.
As a result of the above changes, effective immediately, the Fund’s prospectuses are amended as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs are added as the fourth and fifth paragraphs:
The Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
The Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk is added:
Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

3.	Under “Additional Investment Strategies and General Portfolio Policies” in the Additional Information About the Funds section of the Fund’s prospectuses, the following paragraph is added:
Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Janus Henderson Global Technology and Innovation Fund is classified as nondiversified. A fund that is classified as nondiversified has the ability to take larger positions in more securities than a fund that is classified as diversified. This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that portfolio management has identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the fund.

4.	Under “Risks of the Funds” in the Additional Information About the Funds section of the Fund’s prospectuses, the following risk is added:
Nondiversification Risk. Janus Henderson Global Technology and Innovation Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return. Being nondiversified may also make the Fund more susceptible to financial, economic, political, or other developments that may impact a security. Although the Fund may satisfy the requirements for a diversified fund from time to time, the Fund’s nondiversified classification gives the Fund’s portfolio management more flexibility to hold larger positions in more securities than a fund that is classified as diversified.
Please retain this Supplement with your records.

Janus Investment Fund
Janus Henderson Research Fund
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Research Fund (the “Fund”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Fund from diversified to nondiversified, and eliminating a related fundamental investment restriction.
As a result of the above changes, effective immediately, the Fund’s prospectuses are amended as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the first paragraph in its entirety:
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk is added:
Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

3.
Under “Additional Investment Strategies and General Portfolio Policies” in the Additional Information About the Funds section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Janus Henderson Contrarian Fund, Janus Henderson Forty Fund, and Janus Henderson Research Fund are classified as nondiversified. A fund that is classified as nondiversified has the ability to take larger positions in more securities than a fund that is classified as diversified. This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that portfolio management has identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the fund.

4.	Under “Risks of the Funds” in the Additional Information About the Funds section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:
Nondiversification Risk. Janus Henderson Contrarian Fund, Janus Henderson Forty Fund, and Janus Henderson Research Fund are classified as nondiversified under the Investment Company Act of 1940, as amended. As a result, an increase or decrease in the value of a single security held by a Fund may have a greater impact on the Fund’s net asset value and total return. Being nondiversified may also make a Fund more susceptible to financial, economic, political, or other developments that may impact a security. Although each Fund may satisfy the requirements for a diversified fund, and has from time to time operated as diversified, each Fund’s nondiversified classification gives the Fund’s portfolio management more flexibility to hold larger positions in more securities than a fund that is classified as diversified.
Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Technology and Innovation Fund

Janus Henderson Research Fund

Supplement dated February 19, 2025

to Currently Effective Statement of Additional Information

At a special meeting of shareholders of Janus Henderson Global Technology and Innovation Fund and Janus Henderson Research Fund (each, a “Fund”, and together, the “Funds”) held on February 18, 2025, shareholders approved reclassifying the diversification status of their Fund from diversified to nondiversified, and eliminating a related fundamental investment restriction, and shareholders of Janus Henderson Global Technology and Innovation Fund approved modifying their Fund’s fundamental concentration policy.

As a result of the above changes, effective immediately, the Funds’ statement of additional information (“SAI”) is amended as follows:

1.

Under “Classification” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Funds SAI, the following paragraph replaces the corresponding paragraph in its entirety:

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or nondiversified. Janus Henderson Global Technology and Innovation Fund, Janus Henderson Contrarian Fund, Janus Henderson Forty Fund, and Janus Henderson Research Fund, are classified as nondiversified. Janus Henderson Emerging Markets Fund, Janus Henderson European Focus Fund, Janus Henderson Global Equity Income Fund, Janus Henderson Global Life Sciences Fund, Janus Henderson Global Real Estate Fund, Janus Henderson Global Research Fund, Janus Henderson Global Select Fund, Janus Henderson Global Sustainable Equity Fund, Janus Henderson Overseas Fund, Janus Henderson Balanced Fund, Janus Henderson Enterprise Fund, Janus Henderson Growth and Income Fund, Janus Henderson Triton Fund, Janus Henderson U.S. Dividend Income Fund, and Janus Henderson Venture Fund are classified as diversified.

2.

Under “Investment Policies and Restrictions Applicable to All Funds” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Funds’ SAI, the following policies replace the corresponding first and second policies in their entirety:

(1) With respect to 75% of its total assets, Janus Henderson Emerging Markets Fund, Janus Henderson European Focus Fund, Janus Henderson Global Equity Income Fund, Janus Henderson Global Life Sciences Fund, Janus Henderson Global Real Estate Fund, Janus Henderson Global Research Fund, Janus Henderson Global Select Fund, Janus Henderson Global Sustainable Equity Fund, Janus Henderson Overseas Fund, Janus Henderson Balanced Fund, Janus Henderson Enterprise Fund, Janus Henderson Growth and Income Fund, Janus Henderson Triton Fund, Janus Henderson U.S. Dividend Income Fund, and Janus Henderson Venture Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Each Fund may not:

(2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities), except that:

(i) Janus Henderson Global Life Sciences Fund will normally invest 25% or more of the value of its total assets, in aggregate, in the following industry groups: health care, pharmaceuticals, agriculture, cosmetics/personal care, and biotechnology.

(ii) Janus Henderson Global Real Estate Fund will invest 25% or more of the value of its total assets in the real estate industries or real estate-related industries.

(iii) Janus Henderson Global Technology and Innovation Fund will invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Please retain this Supplement with your records.